UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/ Gerald L. Hill     Souderton, PA     July 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

28-03799  Name Change Formerly Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $218,017 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2622    48963 SH       OTHER                   48963        0        0
ADOBE SYS INC                  COM              00724F101     2247    55960 SH       OTHER                   55960        0        0
AETNA INC NEW                  COM              00817Y108     3188    64543 SH       OTHER                   64543        0        0
AIR PRODS & CHEMS INC          COM              009158106     4611    57371 SH       OTHER                   57371        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402      253     4608 SH       SOLE                     4608        0        0
ALLSTATE CORP                  COM              020002101     4894    79572 SH       OTHER                   79572        0        0
ALLTEL CORP                    COM              020039103     1456    21549 SH       OTHER                   21549        0        0
AMGEN INC                      COM              031162100     1900    34362 SH       OTHER                   34362        0        0
ANADARKO PETE CORP             COM              032511107     2611    50214 SH       OTHER                   50214        0        0
APPLE INC                      COM              037833100     3502    28699 SH       OTHER                   28699        0        0
AT&T INC                       COM              00206R102     2671    64357 SH       OTHER                   64357        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5259   107564 SH       OTHER                  107564        0        0
BB&T CORP                      COM              054937107     1010    24831 SH       OTHER                   24831        0        0
BEST BUY INC                   COM              086516101     1131    24227 SH       OTHER                   24227        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2264    28859 SH       OTHER                   28859        0        0
CATERPILLAR INC DEL            COM              149123101     1791    22874 SH       OTHER                   22874        0        0
CHEVRON CORP NEW               COM              166764100      383     4552 SH       OTHER                    4552        0        0
CISCO SYS INC                  COM              17275R102     2964   106410 SH       OTHER                  106410        0        0
CIT GROUP INC                  COM              125581108     3237    59030 SH       OTHER                   59030        0        0
CITIGROUP INC                  COM              172967101     4507    87869 SH       OTHER                   87869        0        0
COCA COLA CO                   COM              191216100      398     7600 SH       OTHER                    7600        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1951    69772 SH       OTHER                   69772        0        0
COMMUNITY BKS INC MILLERSBUR   COM              203628102      442    13705 SH       OTHER                   13705        0        0
CONOCOPHILLIPS                 COM              20825C104     2767    35254 SH       OTHER                   35254        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1811    53051 SH       OTHER                   53051        0        0
E M C CORP MASS                COM              268648102     1793    99049 SH       OTHER                   99049        0        0
EATON CORP                     COM              278058102      604     6494 SH       SOLE                     6494        0        0
EBAY INC                       COM              278642103     1768    54952 SH       OTHER                   54952        0        0
EXELON CORP                    COM              30161N101     6396    88100 SH       OTHER                   88100        0        0
EXXON MOBIL CORP               COM              30231G102     8262    98499 SH       OTHER                   98499        0        0
FEDEX CORP                     COM              31428X106      237     2134 SH       SOLE                     2134        0        0
FRANKLIN RES INC               COM              354613101     3015    22760 SH       OTHER                   22760        0        0
GENERAL ELECTRIC CO            COM              369604103     5178   135272 SH       OTHER                  135272        0        0
GENERAL MLS INC                COM              370334104     1625    27814 SH       OTHER                   27814        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3600    68741 SH       OTHER                   68741        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2568    11847 SH       OTHER                   11847        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4170   258681 SH       OTHER                  258681        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      529    32655 SH       OTHER                   32655        0        0
HONEYWELL INTL INC             COM              438516106     3659    65008 SH       OTHER                   65008        0        0
INTEL CORP                     COM              458140100     1702    71677 SH       OTHER                   71677        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3065    29123 SH       OTHER                   29123        0        0
JOHNSON & JOHNSON              COM              478160104     3698    60020 SH       OTHER                   60020        0        0
JP MORGAN CHASE & CO           COM              46625H100      230     4748 SH       OTHER                    4748        0        0
KIMBERLY CLARK CORP            COM              494368103     1960    29309 SH       OTHER                   29309        0        0
KNBT BANCORP INC               COM              482921103      206    14045 SH       SOLE                    14045        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2745    28184 SH       OTHER                   28184        0        0
MCGRAW HILL COS INC            COM              580645109     3171    46576 SH       OTHER                   46576        0        0
MEDTRONIC INC                  COM              585055106     2392    46133 SH       OTHER                   46133        0        0
MELLON FINL CORP               COM              58551A108      213     4848 SH       OTHER                    4848        0        0
MERCK & CO INC                 COM              589331107      765    15369 SH       OTHER                   15369        0        0
MORGAN STANLEY                 COM NEW          617446448     3457    41210 SH       OTHER                   41210        0        0
MOTOROLA INC                   COM              620076109     2416   136494 SH       OTHER                  136494        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108     1379    82672 SH       OTHER                   82672        0        0
NIKE INC                       CL B             654106103     1675    28743 SH       OTHER                   28743        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2866    54512 SH       OTHER                   54512        0        0
PARKER HANNIFIN CORP           COM              701094104      352     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     3516    54215 SH       OTHER                   54215        0        0
PNC FINL SVCS GROUP INC        COM              693475105      898    12539 SH       OTHER                   12539        0        0
PPL CORP                       COM              69351T106     8521   182121 SH       OTHER                  182121        0        0
PROCTER & GAMBLE CO            COM              742718109     3664    59882 SH       OTHER                   59882        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     2291    26096 SH       OTHER                   26096        0        0
QUALCOMM INC                   COM              747525103     2800    64532 SH       OTHER                   64532        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      251    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     3633    42768 SH       OTHER                   42768        0        0
STARBUCKS CORP                 COM              855244109     1739    66284 SH       OTHER                   66284        0        0
STRYKER CORP                   COM              863667101     1457    23091 SH       OTHER                   23091        0        0
SYSCO CORP                     COM              871829107     1916    58084 SH       OTHER                   58084        0        0
TEXAS INSTRS INC               COM              882508104     3261    86651 SH       OTHER                   86651        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     3887    54802 SH       OTHER                   54802        0        0
UNIVEST CORP PA                COM              915271100    27508  1221500 SH       OTHER                 1221500        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2718    36798 SH       OTHER                   36798        0        0
VERIZON COMMUNICATIONS         COM              92343V104     2878    69908 SH       OTHER                   69908        0        0
WACHOVIA CORP NEW              COM              929903102     5112    99751 SH       OTHER                   99751        0        0
WALGREEN CO                    COM              931422109     2552    58602 SH       OTHER                   58602        0        0
WELLS FARGO & CO NEW           COM              949746101     3849   109447 SH       OTHER                  109447        0        0